INCOME TAX - Unrecognized Income Tax Benefits - Reconciliation (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	₽ 427	$ 5.7	₽ 439	₽ 239
Increases related to prior years tax positions	633	8.5	53	155
Decreases related to prior years tax positions	(141)	(1.9)	(61)	(11)
Increases related to current year tax positions	426	5.7	105	56
Settlements			(109)
Balance at the end of the period	₽ 1,345	$ 18.0	₽ 427	₽ 439